Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis

The Company’s financial instruments as of March 31, 2019 and December 31, 2018 consisted primarily of cash and cash equivalents and warrant liability. As of March 31, 2019, and December 31, 2018, the Company’s financial assets recognized at fair value consisted of the following:

Description	Total	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	(in thousands)
March 31, 2019
Assets:
Cash Equivalents
Money market funds	$4,747	$4,747	$—	$—

Liabilities:
Warrant liability	$10	$—	$—	$10

December 31, 2018
Assets:
Cash Equivalents
Money market funds	$9,711	$9,711	$—	$—

Liabilities:
Warrant liability	$2,512	$—	$—	$2,512

The fair value of the warrants issued in connection with the September 2016 private placement was determined using a Monte Carlo simulation model. This model incorporated several assumptions at each valuation date including: the price of the Company’s common stock on the date of valuation, the historical volatility of the price of the Company’s common stock, the remaining contractual term of the warrant and estimates of the probability of a fundamental transaction occurring. The fair value of the warrants issued in connection with the October 2018 underwritten public offering was determined using the Black Scholes model. See Note 8, Capital Stock, for further discussion of the private placement and underwritten public offering.

Description	Total	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	(in thousands)
December 31, 2018
Assets:
Cash Equivalents
Money market funds	9,711	9,711	—	—
Liabilities:
Warrant liability	2,512	—	—	2,512
December 31, 2017
Assets:
Cash Equivalents
Money market funds	5,547	5,547	—	—
Marketable securities:
Asset-backed securities	900	—	900	—
Liabilities:
Warrant liability	14,679	—	—	14,679

Schedule of Reconciliation of Liabilities Measured at Fair Value

The following table provides a reconciliation of all liabilities measured at fair value using Level 3 significant unobservable inputs:

March 31, 2019
(in thousands)
Beginning balance, December 31, 2018	$2,512
Exercise of warrants	(1,095)
Change in fair value of warrant liability	(1,407)

Ending balance	$10

The following table provides a reconciliation of all liabilities measured at fair value using Level 3 significant unobservable inputs:

As of December 31, 2018
(in thousands)
Beginning balance, January 1, 2018	$14,679
Issuance of warrants	8,434
Change in fair value of warrant liability	(20,601)

Ending balance	$2,512

Schedule of Depreciation and Amortization using Straight-line Method over Estimated Useful Lives of Assets

The Company provides for depreciation and amortization using the straight-line method over the estimated useful lives of the assets, which are as follows:

Asset Category	Estimated Useful Lives
Office equipment	3 to 5 years
Laboratory equipment	3 to 5 years
Leasehold improvements	Shorter of the remaining lease term or useful life

Schedule of Reconciliation of Cash, Cash Equivalents, and Restricted Cash

The following table provides a reconciliation of cash, cash equivalents, and restricted cash within the statement of financial position that sum to the total of the same such amounts shown in the statement of cash flows.

	As of December 31,
	2018	2017
	(in thousands)
Cash and cash equivalents	$15,542	$7,081
Restricted cash	137	137

Total cash, cash equivalents, and restricted cash shown in the statement of cash flows	$15,679	$7,218